Exhibit 99.2

Ford Credit Auto Lease Trust 2023-A
Quarterly Supplemental Report - Payment Schedule of Remaining Leases as of March 31, 2025,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2025, and the remaining payments that will be received each month on the referenced pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2025, leases with a total base residual value of $27,884,795.80 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2025. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2025,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2025-	March	$413,074,906.67
	April	$359,458,900.95	$7,978,977.02	20.00%	$49,424,817.83	12.56%
	May	$321,511,450.90	$7,238,995.97	18.14%	$34,243,208.25	8.70%
	June	$272,640,373.99	$6,225,771.99	15.61%	$45,806,908.03	11.64%
	July	$216,388,828.43	$5,034,595.62	12.62%	$53,897,976.90	13.70%
	August	$157,273,585.57	$3,771,716.91	9.45%	$57,471,412.11	14.61%
	September	$96,663,099.24	$2,428,705.09	6.09%	$59,728,312.11	15.18%
	October	$45,839,268.14	$1,273,917.92	3.19%	$50,500,441.24	12.84%
	November	$38,398,144.32	$1,091,224.00	2.74%	$6,800,652.40	1.73%
	December	$32,469,919.19	$936,451.98	2.35%	$5,369,354.90	1.36%
2026-	January	$24,475,208.79	$729,996.53	1.83%	$7,584,001.50	1.93%
	February	$21,952,034.71	$660,058.81	1.65%	$2,103,788.20	0.53%
	March	$19,629,538.92	$598,050.81	1.50%	$1,940,306.65	0.49%
	April	$16,910,749.39	$520,279.00	1.30%	$2,391,534.25	0.61%
	May	$14,501,720.42	$449,136.56	1.13%	$2,126,181.40	0.54%
	June	$11,765,489.61	$359,842.85	0.90%	$2,518,988.25	0.64%
	July	$8,962,217.86	$276,877.45	0.69%	$2,642,088.35	0.67%
	August	$6,495,959.36	$205,029.16	0.51%	$2,349,357.65	0.60%
	September	$3,499,192.15	$113,408.16	0.28%	$2,947,236.08	0.75%
	October	$73,103.15	$2,583.11	0.01%	$3,457,914.60	0.88%
	November	$0.00	$0.00	0.00%	$73,822.00	0.02%

Total			$39,895,618.94	100.00%	$393,378,302.70	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$433,273,921.64

Ford Credit Auto Lease Trust 2023-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VIII and IX for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2025	Car	6	37.50%	$8,297	18.65%	53.64%
	CUV	552	42.30%	$3,515	7.69%	15.98%
	SUV	40	41.67%	$4,967	7.21%	14.22%
	Truck	239	60.81%	$4,885	8.43%	15.41%

	Total/Average	837	46.24%	$4,010	7.97%	15.82%

FEBRUARY 2025	Car	4	30.77%	$8,512	23.39%	55.37%
	CUV	492	38.77%	$3,710	8.05%	16.54%
	SUV	35	58.33%	$6,455	8.94%	18.11%
	Truck	178	49.17%	$5,821	10.05%	18.35%

	Total/Average	709	41.61%	$4,402	8.75%	17.35%

MARCH 2025	Car	4	28.57%	$7,272	16.61%	46.61%
	CUV	603	37.48%	$4,030	8.79%	18.01%
	SUV	26	45.61%	$6,070	8.89%	17.50%
	Truck	212	47.22%	$5,819	10.01%	18.08%

	Total/Average	845	39.69%	$4,557	9.19%	18.09%